As filed with the Securities and Exchange Commission on or about
                               November 26, 2002

                                      Securities Act Registration No. 333-100188
                               Investment Company Act Registration No. 811-21209


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
         Pre-Effective Amendment No.   2                                     [X]
                                     ------
         Post-Effective Amendment No.                                        [ ]
                                      -----
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No.   3                                                   [X]
                       ----
                        (Check appropriate box or boxes)

                               STRONG INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

       100 Heritage Reserve
    Menomonee Falls, Wisconsin                                          53051
(Address of Principal Executive Offices)                              (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400
                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

                            STRONG INCOME FUNDS, INC.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

     (a) Amended and Restated Trust Instrument dated as of November 8, 2002(1)
     (b) Bylaws dated as of September 26, 2002(1)
     (c) Specimen Share Certificate(1)
     (d) Investment Advisory Agreement(1)
     (e) Distribution Agreement(1)
     (f) Inapplicable
     (g) Custodian and Remote Access Agreement(1)
     (h) Transfer and Dividend Disbursing Agent Agreement(1)
     (h.1) Investor Class Shares Administration Agreement(1)
     (i) Opinion and Consent of Counsel(1)
     (j) Consent of Independent Accountants
     (k) Inapplicable
     (l) Share Subscription Agreement(1)
     (l.1) Seed Money Share Subscription Agreement
     (m) Inapplicable
     (n) Rule 18f-3 Multiple Class Plan(1)
     (p) Code of Ethics for Access Persons dated November 8, 2002(1)
     (p.1) Code of Ethics for Non-Access Persons dated November 8, 2002(1)
     (q) Power of Attorney dated November 26, 2002(1)


(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Registrant filed on or about November 26, 2002.

----------------------------------------

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant neither controls any person nor is under common control with any other person.

Item 25. INDEMNIFICATION

The Registrant, on behalf of the Fund, and each director of the Registrant who is not an "interested person" of the Fund or its advisor as defined in the Investment Company Act of 1940, as amended, ("Independent Director") have entered or will enter into an indemnification agreement, which generally provides that each Fund shall, with certain exceptions, indemnify each Independent Director against all liability and expenses reasonably incurred or paid by the Independent Director in connection with any proceeding in which the Independent Director is involved by virtue of being a director of the Registrant.

In addition, the Registrant's Trust Instrument provides as follows:

     9.2 INDEMNIFICATION.

          (a) Subject to the exceptions and limitations contained in subsections
     (b) and (c) below:

               (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

               (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
     Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (A) by the court or other body approving the settlement; (B) by the vote of at least a majority of those Trustee(s) who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

          (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustee(s) who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

          (e) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-Laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

          (f) The Trust may enter into a written indemnification agreement with the Trustees consistent with this Trust Instrument and any applicable law.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     The information contained under "Who are the Fund's investment advisor and portfolio manager?" in the Prospectus and under "Trustees and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 27. PRINCIPAL UNDERWRITERS

     (a) Strong Investments, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Balanced Fund, Inc.; Strong Balanced Stock Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Equity Funds, Inc.; Strong Equity Funds II, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Income Funds II, Inc.; Strong International Equity Funds, Inc.; Strong Large Cap Growth Fund, Inc.; Strong Life Stage Series, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Opportunity Fund II, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Variable Insurance Funds, Inc.; and the State Street Research Tax-Exempt Fund, a series of the State Street Research Tax-Exempt Trust.

     (b)

Name and Principal                          Positions and Offices               Positions and Offices
Business Address                            with Underwriter                    with Fund

David A. Braaten                            President                           none
100 Heritage Reserve
Menomonee Falls, WI  53051

Richard W. Smirl                            Vice President, Chief               Vice President and Secretary
100 Heritage Reserve                        Compliance Officer, Secretary,
Menomonee Falls, WI  53051                  and General Counsel

Anthony J. D'Amato                          Executive Vice President            none
100 Heritage Reserve
Menomonee Falls, WI  53051

Jahn Hanshaft                               Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Randy Henze                                 Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Dana J. Russart                             Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Lawrence B. Zuntz                           Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Thomas M. Zoeller                           Treasurer and Chief                 Vice President
100 Heritage Reserve                        Financial Officer
Menomonee Falls, WI  53051

Adym W. Rygmyr                              Assistant Secretary                 none
100 Heritage Reserve
Menomonee Falls, WI  53051

Kevin J. Scott                              Assistant Treasurer                 none
100 Heritage Reserve
Menomonee Falls, WI  53051

     (c) None

Item 28. LOCATION OF ACCOUNTS AND RECORDS

     All  accounts,  books,  or other  documents  required to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President and Secretary, Richard W. Smirl, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 29.  MANAGEMENT SERVICES

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. UNDERTAKINGS

     None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 26th day of November, 2002.

                                     STRONG INCOME TRUST
                                     (Registrant)


                                     By: /s/ RICHARD W. SMIRL
                                         -----------------------
                                         Richard W. Smirl, Vice President
                                         and Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Pre-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

Name                                            Title                                       Dated As Of

                                                Chairman of the Board (Principal
                                                Executive Officer) and a Trustee            November 26, 2002
-----------------------------------------------
Richard S. Strong*

                                                Treasurer (Principal Financial and
/S/ JOHN W. WIDMER                              Accounting Officer)                         November 26, 2002
-----------------------------------------------
John W. Widmer


                                                Trustee                                     November 26, 2002
-----------------------------------------------
Willie D. Davis*


                                                Trustee                                     November 26, 2002
-----------------------------------------------
William F. Vogt*


                                                Trustee                                     November 26, 2002
-----------------------------------------------
Stanley Kritzik*


                                                Trustee                                     November 26, 2002
-----------------------------------------------
Neal Malicky*


                                                Trustee                                     November 26, 2002
-----------------------------------------------
Gordan Greer*

* Richard W. Smirl signs this document pursuant to the power of attorney filed with Pre-Effective Amendment No. 1 to the Registration Statement on form N-1A.

                                By: /S/ RICHARD W. SMIRL
                                    ------------------------
                                    Richard W. Smirl

                                  EXHIBIT INDEX

                                                                                             EDGAR
Exhibit No.       Exhibit                                                                    Exhibit No.

(j)               Consent of Independent Accountants                                         EX-99.j
(l.1)             Seed Money Share Subscription Agreement                                    EX-99.l1